Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0
Current income tax expense (benefit)	0	0	0	0
Deferred income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0
Federal Statutory rate			21.00%	21.00%
Valuation allowance increase, amount			$ 20,104,000	$ 14,337,000
Ownership change description			The Company performed the analysis and determined that it has experienced an ownership change in December 2010 and in August 2012 as a result of the preferred stock financing rounds.
Tax credit carryforward expiration beginning year			2031
Tax credit carryforward, description			The state tax credit carryforwards do not expire.
Unrecognized tax benefits			$ 6,575,000	7,076,000	$ 5,372,000
Interest or penalties related to unrecognized tax benefits.			$ 0	$ 0
Income tax examination, description			The federal and state income tax returns are open under the statute of limitations subject to tax examinations for the tax years ended December 31, 2017 through December 31, 2019 and December 31, 2016 through December 31, 2019, respectively.
Employee retention credit			$ 900,000
Research Tax Credit Carryforward | California Franchise Tax Board
Income Tax [Line Items]
Research and development credits			$ 11,300,000
Prior to 2018
Income Tax [Line Items]
Operating loss carryforwards, expire beginning date			2030
Federal
Income Tax [Line Items]
Operating loss carryforwards			$ 340,700,000
Operating loss carryforwards, indefinite			170,400,000
Federal | Research Tax Credit Carryforward
Income Tax [Line Items]
Research and development credits			13,400,000
Federal | Prior to 2018
Income Tax [Line Items]
Operating loss carryforwards			170,300,000
State
Income Tax [Line Items]
Operating loss carryforwards			231,200,000
State | Expire Beginning in 2030, If Not Utilized
Income Tax [Line Items]
Operating loss carryforwards			$ 231,200,000